Business Combination (Tables)	12 Months Ended
Dec. 31, 2025
Business Combination [Abstract]
Schedule of Consideration for the Acquisition was Satisfied Through the Capitalization and Settlement of Outstanding Intercompany Debts

The following table summarizes the consideration for the acquisition was satisfied through the capitalization and settlement of outstanding intercompany debts owed by Ohmyhome Property Inc. to the Group:

January 23, 2025
SGD
Consideration
Settlement of USD-denominated debt	2,820,354
Settlement of SGD-denominated debt	655,044
Fair value of total consideration transferred	3,475,398

SGD
ASSETS
Cash and bank balances	34,858
Accounts receivable	3,440
Other receivables	99,082
Fixed Assets	45,911
Other non-current assets	33,789
Total assets	217,080

LIABILITIES
Total Current Liabilities	25,170
Total Non-current Liabilities	123,520
Total liabilities	148,690

Total identifiable net assets	68,390

Goodwill	3,407,008
Fair value of total consideration transferred	3,475,398
October 6, 2023
SGD
Consideration
Cash	513,600
Equity instruments	750,000
Consideration payables	3,239,193
Fair value of total consideration transferred	4,502,793

SGD
ASSETS
Cash and bank balances	204,289
Accounts receivable	190,283
Prepayments	12,926
Deposits	16,160
Property and equipment, net	27,845
Intangible assets	271,693
Operating lease right-of-use assets, net	14,817
Other assets	43,235
Total assets	781,248

LIABILITIES
Accounts payable	86,798
Accrued liabilities and other payables	242,604
Bank loans, current portion	43,413
Operating lease obligation, current	15,241
Bank loans, non-current portion	47,903
Total liabilities	435,959

Total identifiable net assets	345,289

Intangible asset (customer relationship)	1,944,044
Goodwill	2,213,460
Fair value of total consideration transferred	4,502,793